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RiverPark Strategic Income Fund

RiverPark Funds Trust

RiverPark Strategic Income Fund

Retail Class (RSIVX)

Institutional Class (RSIIX)

Class C

SUPPLEMENT DATED FEBRUARY 8, 2023 TO SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED JANUARY 26, 2023

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Revised Operating Expense Table for the RiverPark Strategic Income Fund (the “Fund”)

To better reflect current estimates of operating expenses of the Fund, the table entitled “Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” is hereby deleted and replaced in its entirety by the table set forth below (including the footnotes thereto):

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RiverPark Strategic Income Fund		Retail Class Shares	Institutional Class Shares	C Class Shares
Management Fees		0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		none	none	1.00%
Shareholder Servicing Fees	[1]	0.25%	none	none
Administrative Fees	[1]	0.11%	0.11%	0.11%
Interest Expense and Dividends on Short Positions		0.16%	0.16%	0.16%
Other Expenses	[2]	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses		1.34%	1.09%	2.09%
[1]	Based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares.
[2]	Other Expenses, which include administration, transfer agency and custodian fees, is an estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - RiverPark Strategic Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Retail Class Shares	136	425	734	1,613
Institutional Class Shares	111	347	601	1,329
C Class Shares	212	655	1,124	2,421